Environmental Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Environmental Remediation Obligations [Abstract]
Schedule of Movements in Environmental Liabilities
The following tables show the movements in environmental liabilities for the years ended December 31, 2019 and 2018:

Year ended December 31, 2019 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	108	57	165
Interest accretion	4	—	4
Expenditures	(17)	(8)	(25)
Revaluation adjustment	(5)	2	(3)
Environmental liabilities - ending	90	51	141
Less: current portion	(19)	(11)	(30)
	71	40	111

Year ended December 31, 2018 (millions of dollars)	PCB	LAR	Total
Environmental liabilities - beginning	134	62	196
Interest accretion	5	1	6
Expenditures	(16)	(6)	(22)
Revaluation adjustment	(15)	—	(15)
Environmental liabilities - ending	108	57	165
Less: current portion	(15)	(11)	(26)
	93	46	139

Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets
The following tables show the reconciliation between the undiscounted basis of the environmental liabilities and the amount recognized on the Consolidated Balance Sheets after factoring in the discount rate:

December 31, 2019 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	97	51	148
Less: discounting environmental liabilities to present value	(7)	—	(7)
Discounted environmental liabilities	90	51	141

December 31, 2018 (millions of dollars)	PCB	LAR	Total
Undiscounted environmental liabilities	118	58	176
Less: discounting environmental liabilities to present value	(10)	(1)	(11)
Discounted environmental liabilities	108	57	165

Schedule of Estimated Future Environmental Expenditures	At December 31, 2019, the estimated future environmental expenditures were as follows:

December 31 (millions of dollars)	2019
2020	30
2021	31
2022	29
2023	25
2024	8
Thereafter	25
148